Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2014
Accrued liabilities and other current liabilities [Abstract]
Accrued liabilities and other current liabilities
16.	Accrued liabilities and other current liabilities

	December 31,
	2013	2014
	RMB	RMB

Accrued salaries and welfare	113,302	168,300
Accrued revenue sharing fees	66,512	160,248
Accrued bandwidth costs	21,869	53,399
Business and other taxes payable	14,248	15,220
Interests payable	-	13,944
Accrued technology service fee	5,040	10,328
Deposits from advertising customers	-	7,826
Value added taxes payable	5,291	2,734
Others	24,498	46,704

Total	250,760	478,703